Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Transactions and Balances with Related Parties [Abstract]
Schedule of payments to key management
	For the year ended December 31
	2017	2016	2015
	USD thousands
Short - term employee benefits	2,522	1,336	1,207
Post-employment benefits	137	25	185
Share based payments	1,905	244	7
	4,564	1,605	1,399